Financial Instruments - Schedule of Reconciliation of Liabilities Arising from Financing Activities (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	¥ 5,128,570	¥ 5,463,236
Cash flows from financing activities
Net increase (decrease) in short-term loans and commercial papers	(2)	(149,043)	¥ (351,223)
Proceeds from issuance of bonds	249,334	1,179,515
Repayments of long-term loans	(414,105)	(792,497)
Repayments of bonds	(396,009)	(859,209)
Repayments of lease liabilities	(39,694)	(39,270)
Interest paid	(13,934)	(12,124)
Non-cash items
Foreign exchange movement	291,490	151,752
Change in fair value	(64,570)	56,251
New, amended and terminated leases	33,819	99,682
Others	27,065	30,277
Ending balance	4,801,964	5,128,570	5,463,236
Bonds
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	3,532,202	3,204,965
Cash flows from financing activities
Net increase (decrease) in short-term loans and commercial papers		(144,000)
Proceeds from issuance of bonds	249,334	1,179,452
Repayments of bonds	(395,106)	(859,209)
Non-cash items
Foreign exchange movement	237,833	134,651
Others	13,092	16,343
Ending balance	3,637,355	3,532,202	3,204,965
Long-term loans
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	1,103,100	1,883,325
Cash flows from financing activities
Repayments of long-term loans	(414,105)	(792,497)
Non-cash items
Foreign exchange movement	18,737	10,462
Others	39	1,810
Ending balance		1,103,100	1,883,325
Short-term loans
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	69	5,014
Cash flows from financing activities
Net increase (decrease) in short-term loans and commercial papers	(2)	(5,043)
Non-cash items
Foreign exchange movement	219	98
Ending balance		69	5,014
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	436,412	369,459
Cash flows from financing activities
Repayments of lease liabilities	(39,694)	(39,270)
Interest paid	(13,934)	(12,124)
Non-cash items
Foreign exchange movement	34,701	6,541
New, amended and terminated leases	33,819	99,682
Others	13,934	12,124
Ending balance	465,238	436,412	369,459
Derivative assets used for hedge of debts
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	(1,506)	(87)
Cash flows from financing activities
Proceeds from issuance of bonds		63
Non-cash items
Change in fair value	(21,243)	(1,482)
Ending balance	(22,749)	(1,506)	(87)
Derivative liabilities used for hedge of debts
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	58,293	560
Cash flows from financing activities
Repayments of bonds	(903)
Non-cash items
Change in fair value	(43,327)	57,733
Ending balance	¥ 14,063	¥ 58,293	¥ 560